GARTMORE VARIABLE INSURANCE TRUST

   Comstock GVIT Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT
            Mid Cap Index Fund, Federated GVIT High Income Bond Fund,
          GVIT Equity 500 Index Fund, J.P. Morgan GVIT Balanced Fund,
                         Turner GVIT Growth Focus Fund,
                     Van Kampen GVIT Multi Sector Bond Fund

                   Prospectus Supplement dated April 28, 2003
                       to Prospectus dated April 28, 2003

The disclosure under Who Can Buy Shares of the Fund on page 44 of the Prospectus is hereby amended by adding the following paragraph:

          National Life Insurance Company of Vermont (NLIC) has filed for a substitution order from the Securities and Exchange Commission allowing it to substitute shares of another fund for the shares of the J.P. Morgan GVIT Balanced Fund within its variable insurance products. Until the implementation of such substitution order on or about May 25, 2003, Class IV shares of the J.P. Morgan GVIT Balanced Fund will also be sold to certain separate accounts of NLIC to fund benefits under the NLIC variable insurance contracts.

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

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                        GARTMORE VARIABLE INSURANCE TRUST

       Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund

                   Prospectus Supplement dated April 28, 2003
                       to Prospectus dated April 28, 2003

The disclosure under Who Can Buy Shares of the Fund on page 14 of the Prospectus is hereby amended by adding the following paragraph:

          National Life Insurance Company of Vermont (NLIC) has filed for a substitution order from the Securities and Exchange Commission allowing it to substitute shares of another fund for the shares of the Gartmore GVIT Government Bond Fund within its variable insurance products. Until the implementation of such substitution order on or about May 25, 2003, Class IV shares of the Gartmore GVIT Government Bond Fund will also be sold to certain separate accounts of NLIC to fund benefits under the NLIC variable insurance contracts.

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.